Corporate information	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Corporate information
1. Corporate information
Anheuser-Busch InBev is a publicly traded company (Euronext: ABI) based in Leuven, Belgium, with secondary listings on the Mexico (MEXBOL: ANB) and South Africa (JSE: ANH) stock exchanges and with American Depositary Receipts on the New York Stock Exchange (NYSE: BUD). As a company, we dream big to create a future with more cheers. We are always looking to serve up new ways to meet life’s moments, move our industry forward and make a meaningful impact in the world. We are committed to building great brands that stand the test of time and to brewing the best beers using the finest ingredients. Beer is the drink for moderation, and for over a century, we have championed responsible drinking. We are committed to providing our consumers with balanced choices to enjoy on any occasion. We also invest in marketing that aims to reinforce positive behaviors, and we work with communities, customers, and partners to promote responsible consumption through evidence-based initiatives.
Our diverse portfolio

of well over
400
beer brands includes global brands Budweiser
®
, Corona
®
, Stella Artois
®
and Michelob Ultra
®
; multi-country brands Beck’s
®
, Hoegaarden
®
and Leffe
®
; and local champions such as Aguila
®
, Antarctica
®
, Bud Light
®
, Brahma
®
, Cass
®
, Castle
®
, Castle Lite
®
, Cristal
®
, Harbin
®
, Jupiler
®
, Modelo Especial
®
, Quilmes
®
, Victoria
®
, Sedrin
®
and Skol
®
. Our brewing heritage dates back more than
600 years
, spanning continents and generations. From our European roots at the Den Hoorn brewery in Leuven, Belgium. To the pioneering spirit of the Anheuser & Co brewery in St. Louis, US. To the creation of the Castle Brewery in South Africa during the Johannesburg gold rush. To Bohemia, the first brewery in Brazil. Geographically diversified with a balanced exposure to developed and developing markets, we leverage the collective strengths of approximately
137 000
employees based in
more than

40
countries worldwide. For 2025, AB InBev’s reported revenue was
59.3
billion US dollar (excluding joint ventures and associates).
The consolidated financial statements of the company for the year ended 31 December 2025 comprise the company and its subsidiaries (together referred to as “AB InBev” or the “company”) and the company’s interest in associates, joint ventures and operations. These financial statements are reported in millions, indicated as “m”, unless stated otherwise.
The consolidated financial statements were authorized for issue by the Board of Directors on 2 March 2026.